Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right-of-use asset
Total	R$ 62,808	R$ 81,888
Current	21,539	21,214
Non-current	41,269	60,674
Total	R$ 62,808	R$ 81,888
Properties
Right-of-use asset
Average discount rate (per year)	8.26%	10.88%
Total	R$ 54,369	R$ 77,366
Total	R$ 54,369	R$ 77,366
Vehicles
Right-of-use asset
Average discount rate (per year)	16.63%	14.54%
Total	R$ 8,439	R$ 4,285
Total	R$ 8,439	R$ 4,285
IT equipment
Right-of-use asset
Average discount rate (per year)	7.70%	7.70%
Total	R$ 0	R$ 237
Total	R$ 0	R$ 237